Cover	6 Months Ended
Jul. 04, 2021
Cover [Abstract]
Entity Registrant Name	BT BRANDS, INC.
Entity Central Index Key	0001718224
Document Type	S-1/A
Amendment Flag	true
Entity Small Business	true
Entity Emerging Growth Company	true
Entity Filer Category	Non-accelerated Filer
Entity Ex Transition Period	false
Amendment Description	Amendment
Entity Incorporation State Country Code	WY
Entity Tax Identification Number	91-1495764
Entity Address Address Line 1	405 Main Avenue West
Entity Address Address Line 2	Suite 2D
Entity Address City Or Town	West Fargo
Entity Address State Or Province	ND
Entity Address Postal Zip Code	58078
City Area Code	701
Local Phone Number	277-0080